Financial derivatives at fair value	12 Months Ended
Dec. 31, 2024
Derivative financial instrument at fair value [Abstract]
Disclosure of derivative financial instruments [text block]
5.5 FINANCIAL DERIVATIVES AT FAIR VALUE
a) Breakdown by type of derivative, movements, maturity dates and main features
The table below includes the fair values of the derivatives arranged at December 31, 2024, as well as the maturity dates of the notional amounts to which the derivatives relate (maturities of notional amounts are shown as positive figures and already-arranged future increases are presented as negative amounts):

TYPE OF INSTRUMENT		FAIR VALUE	NOTIONAL MATURITIES
(Million euro)	(P) Proyecto	BALANCES AT 12/31/2024	2025	2026	2027	2028	2029 and beyond	TOTAL
ASSET BALANCES		241	421	3	(1)	(1)	2,748	3,170
Toll road Division index-linked swaps	P	134	(4)	(3)	(3)	(4)	89	76
Corporate cross-currency swaps		1	250	—	—	—	—	250
Toll road Division cross-currency swaps		41	—	—	—	—	1,850	1,850
Corporate interest rate swaps		1	—	—	—	—	165	165
Transchile and Centella interest rate swaps	P	19	2	2	—	—	320	324
Dalaman interest rate swaps	P	1	—	—	—	—	72	72
Toll road Division interest rate swaps	P	6	—	—	—	—	231	231
Corporate equity swaps		29	54	—	—	—	—	54
Construction Division interest rate swaps	P	2	1	3	2	3	20	29
Other derivatives		7	117	2	—	—	—	119
LIABILITY BALANCES		(132)	2,584	40	35	43	566	3,268
Toll road Division interest rate swaps	P	(84)	28	37	32	40	430	567
Toll road Division foreign exchange derivatives		(38)	975	—	—	—	—	975
Corporate foreign exchange derivatives		(4)	481	—	—	—	100	581
Airport Division foreign exchange derivatives		(3)	1,068	—	—	—	—	1,068
Thalia interest rate swaps	P	(2)	3	3	3	3	36	49
Other derivatives		(1)	29	—	—	—	—	29
TOTAL		109	3,005	43	34	42	3,314	6,438
(P) - project companies
The maturities of cash flows comprising the fair value of the derivatives are set out below:

TYPE OF INSTRUMENT		FAIR VALUE	CASH FLOW MATURITIES
(Million euro)	(P) Proyecto	BALANCES AT 12/31/2024	2025	2026	2027	2028	2029 and beyond	TOTAL
ASSET BALANCES		241	35	(2)	(3)	(4)	270	296
Toll road Division index-linked swaps	P	134	12	12	13	13	108	158
Corporate cross-currency swaps		1	2	—	—	—	—	2
Toll road Division cross-currency swaps		41	(19)	(19)	(19)	(19)	144	68
Corporate interest rate swaps		1	1	—	—	—	—	1
Transchile and Centella interest rate swaps	P	19	4	3	1	1	17	26
Dalaman interest rate swaps	P	1	1	—	—	—	—	1
Toll road Division interest rate swaps	P	6	2	2	2	1	—	7
Corporate equity swaps		29	29	—	—	—	—	29
Construction Division interest rate swaps	P	2	—	—	—	—	1	2
Other derivatives		7	2	—	—	—	—	2
LIABILITY BALANCES		(132)	(57)	(16)	(13)	(12)	(38)	(139)
Toll road Division interest rate swaps	P	(84)	(16)	(16)	(14)	(12)	(37)	(96)
Toll road Division foreign exchange derivatives		(38)	(38)	—	—	—	—	(38)
Corporate foreign exchange derivatives		(4)	(4)	—	—	—	—	(4)
Airport Division foreign exchange derivatives		(3)	(3)	—	—	—	—	(3)
Thalia interest rate swaps	P	(2)	—	—	—	—	(1)	(1)
Other derivatives		(1)	4	—	—	—	—	4
TOTAL		109	(23)	(18)	(16)	(16)	232	156
(P) - project companies
Derivatives of project companies (P)
Interest Rate Swaps (IRS)
To hedge interest rate risk in infrastructure projects, the borrowings of which accrue variable interest (primarily Cintra Inversora Autopistas de Cataluña, S.A., Transchile, Centella, Autovía de Aragón, Depusa Aragón, Dalaman International Airport, and the UK waste treatment businesses, Thalia), the companies have contracted interest rate hedges on project debt, establishing a fixed or increasing interest rate, for a total notional amount of EUR 1,272 million at December 31, 2024. Overall, the fair value of these hedges has changed from EUR -39 million at December 2023 to EUR -58 million at December 2024.
In general, periodic hedge effectiveness measurements show that derivatives are effective, so changes in their fair value are recorded in reserves, amounting to EUR 16 million.
The movement in settlements, accruals and also in ineffectiveness, had an impact on net financial income/(expense) of EUR -1.19 million and on cash of EUR -0.46 million.
Index-linked swaps (ILS)
They relate solely to Autema, which arranged an index-linked swap fixing the annual inflation rate at 2.5% in 2008 to hedge revenue variability. The underlying hedged items are the toll flows and price compensation flows received by the Catalan Regional Government, which are inflation-adjusted. The rise in inflation during 2024 had an impact of EUR 12 million on reserves and a fair value impact of EUR 6 million on results.
Derivatives of ex-project companies
Interest rate swaps (IRS)
The Group has interest rate swaps in Ferrovial SE, which contracted a pre-hedge to hedge the refinancing of a future bond for a notional amount of EUR 165 million.
Cross-currency swaps (CCS)
At December 31, 2024, Ferrovial SE recorded cross-currency swaps to hedge a corporate liquidity line in US dollars (Note 5.2.2). These instruments have a notional value of USD 260 million (EUR 250 million agreed equivalent value) mature in 2025 and have a fair value of EUR 1.49 million (EUR -13 million in 2023).
The results of the effectiveness tests carried out show that the derivatives are effective. The change in fair value during the year had an impact of EUR -1 million on reserves, EUR 7 million on financial results and EUR -7 million on cash.
In addition, the Cintra Infrastructure SE Company and 407 Toronto Highway BV have cross-currency swaps (CCS) hedging the fair value of their net investment in the US in USD and the investment in Canada in CAD. These instruments have a notional amount of EUR 1,712 million and EUR 139 million, a maturity in 2032 and a fair value of EUR 40 million and EUR 1 million.
The result of the effectiveness tests carried out show that the derivatives are effective. The interest rate component of these derivatives, treated as a hedging cost, amounts to EUR 64 million and is recorded as reserves. As the coupons for the interest rate spread are paid, this cost is directly recognized as income. In addition, the impact of the investment hedges was EUR -109 million and is recognized as a translation difference.
Foreign exchange derivatives (FX)
There are foreign exchange hedges, designed for the Group's CAD investment. The notional amount is EUR 485 million at December 31, 2024 (CAD 732 million) (Note 1.3) and the fair value amount is EUR -5 million.
Value changes are recognized under currency translation differences in the amount of EUR 23 million in 2024. Additionally, movements in settlements and accruals had an impact of EUR -6 million on the financial result and EUR -1 million on cash~~.~~
There are also hedges of foreign currency risk, for the volatility of future cash flows in foreign currencies or assets denominated in foreign currencies (primarily the US dollar, pound sterling and Polish zloty). Their notional value stood at EUR 2,287 million at December 31, 2024, of which EUR 1,068 million relates to pounds sterling, EUR 976 million to the US dollar and EUR 142 million to the Polish zloty, they all expire in the short-term.
Value changes are recognized as translation differences and amounted to EUR -45 million in 2024 (for effective derivatives). Options, which are not classified as accounting hedges, are recognized in net financial income/(expense) at fair value, entailing an expense of EUR -4 million during the year.
Equity swaps (ES)
The Company has arranged equity swaps hedging the potential financial impact of the exercise of share-based remuneration schemes granted to employees. These swaps contracted by the Company generally hedge its own shares, and are therefore, treated as financial hedging derivatives but not as accounting hedges (speculative), so the change in fair value of these derivatives in recognized through the profit or loss as a fair value adjustment.
These contracts are described below:
•The calculation base comprises a given number of Ferrovial shares and a reference price, which is usually the share price on the execution date.
•During the swap term, Ferrovial pays interest at a given interest rate (EURIBOR plus a spread to be applied to the result of multiplying the number of shares by the strike price) and receives remuneration equal to the dividends on those shares.
•When the swap expires, if the share price has risen, Ferrovial will receive the difference between the arithmetic mean of the share price during the observation period and the reference price, multiplied by the number of shares contracted. Otherwise, Ferrovial will pay the difference to the financial institution.
Its fair value at December 31, 2024 is EUR 29 million. The change in value during the year was due to the increase in Ferrovial's share price from EUR 33 at December 31, 2023 to EUR 41 at December 31, 2024, entailing an impact of EUR 17 million under the income statement heading “Changes in the fair value of financial instruments”. The column “Impact on Net financial income/(expense)” includes the remuneration as income and the finance cost of these instruments as an expense in the amount of EUR -2 million (Note 2.6). The total impact of these instruments on cash resources amounted to EUR -6 million.
At December 2024, these derivatives had a notional value equivalent to 2,042 thousand shares which, based on the strike price of the equity swaps (price at which they must be settled with the banks), represented a total notional amount of EUR 54 million.
b) Main effects on the income statement and equity
Set out below is a breakdown of the main derivatives arranged by fully-consolidated companies showing movements in fair values at December 31, 2024 and December 2023 and the effect on reserves, profit/(loss) and other balance sheet items:

TYPE OF INSTRUMENT (Million euro)	FAIR VALUE			EFFECTS
	BALANCES AT 12/31/2024	BALANCES AT 12/31/2023	Var.	EFFECT ON RESERVES (I)	FAIR VALUE EFFECT ON PROFIT/(LOSS) (II)	EFFECT ON FINANCIAL PROFIT/(LOSS) (III)	CASH (IV)	EXCHANGE RATE (V)	OTHER EFFECTS ON BALANCE SHEET OR INCOME	TOTAL
Inflation derivatives	134	115	19	12	6	4	(11)	—	8	19
Cash flow hedge	134	115	19	12	6	4	(11)	—	8	19
Interest rate derivatives	(57)	(39)	(17)	26	3	(1)	(1)	1	(45)	(17)
Cash flow hedge	(57)	(39)	(17)	17	3	(1)	(1)	1	(36)	(17)
Fair value hedge	—	—	—	9	—	—	—	—	(9)	—
Cross-currency swaps	42	58	(17)	77	(19)	7	12	(109)	15	(17)
Cash flow hedge	1	(13)	14	(1)	—	7	(7)	—	15	14
Hedge of net investment in foreign operations	41	72	(31)	78	(19)	—	19	(109)	—	(31)
Fair value hedge	—	—	—	—	—	—	—	—	—	—
Foreign exchange derivatives	(39)	(1)	(38)	(2)	(12)	(6)	65	(23)	(60)	(38)
Fair value hedge	(5)	—	(5)	—	(1)	—	—	(4)	—	(5)
Hedge of net investment in foreign operations	(38)	(8)	(30)	—	(5)	(6)	—	(19)	—	(30)
Cash flow hedge	(2)	—	(2)	(2)	1	—	58	—	(59)	(2)
Speculative	6	7	(1)	—	(7)	—	7	—	(1)	(1)
Equity swaps	29	20	9	—	17	—	(6)	—	(2)	9
Speculative	29	20	9	—	17	—	(6)	—	(2)	9
TOTAL	109	153	(44)	113	(5)	4	59	(131)	(84)	(44)
Derivatives are recognized at market value at inception and at fair value at later dates. Changes in the value of these derivatives are recognized for accounting purposes as follows:
•Fair value changes during the year to the effective portion of cash flow hedging derivatives are recognized, with a balancing entry in reserves (column I).
•Fair value changes to derivatives that do not qualify for hedge accounting or are deemed to be speculative are recognized separately as a fair value adjustment in the Group’s income statement (column II).
•“Effect on net financial income/(expense)” (column III) reflects the effects of the financing of interest flows accrued during the year.
•The “Cash” column (IV) refers to net settlements of receipts and payments during the year.
•The effect of foreign exchange fluctuations on currency translation differences from December 31, 2023 to December 31, 2024 is also presented separately (column V).
•The “Other effects on balance sheet or income” column shows the effects on operating profit/(loss), net financial income/(expense) (exchange rate) and other effects not previously mentioned (column VI).

c) Derivative measurement methods
All the Group’s financial derivatives and other financial instruments carried at fair value are included in Level 2 of the fair value hierarchy since, though they are not quoted on regulated markets, they are based on directly or indirectly observable inputs.
Most of the fair value measurements are made by the Company using a tool developed in-house based on market best practices. However, all the internal valuations are reconciled against the values indicated by the counterparty banks on a monthly basis.
Equity swaps are measured as the difference between the quoted share price on the calculation date and the unit settlement (strike) price agreed at inception, multiplied by the number of shares under the contract.
The other instruments are measured by quantifying net future flows of payments and receipts, discounted to present value, as specified below:
•Interest rate swaps (IRS): future flows tied to floating reference rates are estimated using market projections on the measurement date for each currency and settlement frequency. Each flow is discounted using the discount factors on the date of each settlement period and currency at the measurement date.
•Index-linked swaps (ILS): future flows are estimated by projecting the future behavior implicit in the market curves on the measurement date for each currency and settlement frequency, for both reference interest rates and reference inflation rates. As in the cases described above, the flows are discounted at rates obtained at the measurement date for each flow settlement period and currency.
•Cross-currency swaps (CCS): future flows tied to floating reference rates are estimated using market projections on the measurement date for each currency and settlement frequency. Each flow is discounted using the market zero-coupon rate corresponding to the settlement period and currency at the measurement date, taking account of cross-currency basis spreads. The present value of the flows in a currency other than the measurement currency is translated at the spot exchange rate prevailing at the measurement date.
•Foreign currency derivatives: as a general rule, future flows are estimated using the exchange rates and market curves associated with each currency pair (forward points curve), and each flow is discounted using the market discount rate corresponding to the settlement period and currency at the measurement date. For other more complex instruments (options, etc.), appropriate measurement methods are used for each instrument, taking into consideration the necessary market data.

Lastly, credit risk included when measuring derivatives under IFRS 9 is estimated as follows:
•To calculate the adjustments associated with own and counterparty credit risk (CVA/DVA), Ferrovial applies a method based on calculating the future exposure of the various financial products using Monte Carlo simulations. A probability of default and a loss given default is applied to this potential exposure based on the parties’ business and credit quality, as well as a discount factor based on the currency and term at the measurement date.
•To calculate probabilities of default for the Ferrovial Group companies, the Financial Risks Department assesses the counterparty’s rating (company, project, etc.) using an in-house, rating agency-based method. This rating is used to obtain market spread curves for the currency and term in question (generic curves per rating level).
•Probability of counterparty default is calculated using the companies’ CDS curves, if they are available. Otherwise, the CDS curves of a similar entity (proxy) or a generic spread curve per rating level are used.